VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.5%
Automobiles & Components: 1.7%
Balkrishna Industries Ltd. #	41,536	$1,164,800
Capital Goods: 5.4%
Ashoka Buildcon Ltd. # *	69,881	78,428
Astral Ltd. #	42,783	1,134,514
Bharat Electronics Ltd. #	628,501	1,738,557
Data Patterns India Ltd. # *	5,179	47,661
LG Balakrishnan & Bros Ltd. #	11,845	83,369
Prince Pipes & Fittings Ltd. #	17,293	143,977
Tega Industries Ltd. # *	7,247	44,483
Timken India Ltd. #	12,977	365,608
		3,636,597
Consumer Durables & Apparel: 1.6%
Filatex India Ltd. #	32,460	53,791
KPR Mill Ltd. #	50,175	410,495
LUX Industries Ltd. #	4,328	124,485
Mirza International Ltd. # *	20,957	43,939
Rupa & Co. Ltd. #	10,584	60,752
Vardhman Textiles Ltd. #	55,630	318,488
		1,011,950
Consumer Services: 0.1%
Easy Trip Planners Ltd. #	15,403	68,472
Diversified Financials: 2.8%
Angel One Ltd. #	18,454	370,588
Central Depository Services India Ltd. #	52,762	1,022,577
ICICI Securities Ltd. 144A #	48,160	393,339
IIFL Securities Ltd. #	66,198	76,600
		1,863,104
Energy: 2.3%
Oil India Ltd. #	175,913	550,310
Petronet LNG Ltd. #	390,156	994,086
		1,544,396
Food, Beverage & Tobacco: 0.1%
Dwarikesh Sugar Industries Ltd. #	50,822	83,427
Radico Khaitan Ltd. #	100	1,163
		84,590
Health Care Equipment & Services: 0.6%
Krishna Institute of Medical Sciences Ltd. 144A # *	22,813	414,441
Materials: 35.4%
Balaji Amines Ltd. #	5,123	195,160
BASF India Ltd. #	5,772	234,495
Carborundum Universal Ltd. #	59,640	624,620
Chemplast Sanmar Ltd. # *	33,832	295,139
Coromandel International Ltd. #	63,702	669,810
Deepak Nitrite Ltd. #	39,091	1,148,566
Everest Kanto Cylinder Ltd. #	18,304	54,129
Fineotex Chemical Ltd. #	21,717	51,339
Gravita India Ltd. #	8,264	34,409
Greenpanel Industries Ltd. #	27,589	211,531
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. #	43,270	479,097
Gujarat State Fertilizers & Chemicals Ltd. #	115,249	244,563
Hindustan Zinc Ltd. #	729,193	2,968,982
	Number of Shares	Value
Materials (continued)
Jindal Poly Films Ltd. #	3,828	$55,775
Jindal Stainless Ltd. # *	75,680	201,263
JSW Steel Ltd. #	373,251	3,585,551
National Aluminium Co. Ltd. #	449,821	716,521
NMDC Ltd. #	564,036	1,201,091
PCBL Ltd. /India #	46,823	140,672
PI Industries Ltd. #	43,517	1,611,558
Polyplex Corp. Ltd. #	7,015	223,069
Sharda Cropchem Ltd. #	12,178	98,252
Steel Authority of India Ltd. #	743,976	957,856
Sumitomo Chemical India Ltd. #	66,547	392,355
Supreme Industries Ltd. #	31,511	847,364
Tata Metaliks Ltd. #	6,002	60,887
Tata Steel Long Products Ltd. #	5,814	54,833
Tata Steel Ltd. #	185,185	3,168,047
Thirumalai Chemicals Ltd. #	32,782	113,989
Tinplate Co. of India Ltd./The #	12,811	67,363
Vedanta Ltd. #	598,225	3,159,218
		23,867,504
Media & Entertainment: 4.2%
Brightcom Group Ltd. #	899,181	1,165,467
Chennai Super Kings Cricket Ltd. # *∞ ø	1,298,085	1,053,372
Sun TV Network Ltd. #	45,523	293,186
TV18 Broadcast Ltd. # *	347,070	337,384
		2,849,409
Pharmaceuticals, Biotechnology & Life Sciences: 15.8%
Ajanta Pharma Ltd. #	13,794	328,846
Alkem Laboratories Ltd. #	15,548	741,230
Divi’s Laboratories Ltd. #	56,455	3,265,406
Gland Pharma Ltd. 144A # *	25,957	1,116,344
Laurus Labs Ltd. 144A #	182,248	1,411,711
Pfizer Ltd. #	8,163	466,924
Sun Pharmaceutical Industries Ltd. #	274,961	3,309,465
		10,639,926
Software & Services: 28.5%
eClerx Services Ltd. #	6,725	209,705
Happiest Minds Technologies Ltd. #	18,958	261,956
Infosys Ltd. (ADR)	131,068	3,262,283
Larsen & Toubro Infotech Ltd. 144A #	22,089	1,781,036
Mastek Ltd. #	6,685	291,378
Mindtree Ltd. #	29,207	1,643,296
NIIT Ltd. #	33,772	275,588
Oracle Financial Services Software Ltd. #	12,228	576,088
Persistent Systems Ltd. #	25,243	1,578,786
Tanla Platforms Ltd. #	38,730	772,304
Tata Consultancy Services Ltd. #	65,304	3,209,389
Tata Elxsi Ltd. #	17,904	2,075,534
Wipro Ltd. #	400,190	3,110,530
		19,047,873
Telecommunication Services: 1.7%
Indus Towers Ltd. # *	384,421	1,120,625

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VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation: 0.3%
Allcargo Logistics Ltd. #	36,500	$172,204
Total Common Stocks
	Number of Shares	Value
Transportation (continued) (Cost: $51,677,238)		$67,485,891
Total Investments: 100.5% (Cost: $51,677,238)		67,485,891
Liabilities in excess of other assets: (0.5)%		(358,221)
NET ASSETS: 100.0%		$67,127,670

Definitions:
ADR	American Depositary Receipt

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,223,608 which represents 95.7% of net assets.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
ø	Restricted Security – the aggregate value of restricted securities is $1,053,372, or 1.6% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $5,116,871, or 7.6% of net assets.

Restricted securities held by the Fund as of March 31, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.		1,298,085	$0	$1,053,372	1.6%

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.9%	$3,970,033
Consumer Discretionary	3.3	2,245,221
Consumer Staples	0.1	84,590
Energy	2.3	1,544,396
Financials	2.8	1,863,103
Health Care	16.4	11,054,368
Industrials	5.6	3,808,801
Information Technology	28.2	19,047,873
Materials	35.4	23,867,506
	100.0%	$67,485,891
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